Summary of Significant Accounting Policies (Details) - Mayville Engineering Company, Inc. 401(k) Plan - USD ($) $ in Thousands			12 Months Ended
	Jan. 16, 2026	Jul. 01, 2025	Dec. 31, 2025
Summary of Significant Accounting Policies
Acquisition percentage		100.00%
Plan transfers			$ 10,696
Subsequent Event
Summary of Significant Accounting Policies
Plan transfers	$ 4,951